Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 447,674	$ 399,963
Cost of sales	(261,766)	(195,823)
Depreciation and depletion	(34,944)	(32,193)
Social contributions	(10,157)	(11,992)
Income (loss) from mining operations	140,807	159,955
Acquisition and restructuring costs	0	(26,880)
General and administrative costs	(17,842)	(22,024)
Revaluation of Aris Gold to acquisition price	0	(31,050)
Revaluation of investment in Denarius	(10,559)	0
Income (loss) from investments in associates	59	(12,931)
Share-based compensation	(5,111)	(1,415)
Other income (expense)	1,473	(4,164)
Income (loss) from operations	108,827	61,491
Gain (loss) on financial instruments	(13,078)	13,369
Finance income	10,783	6,759
Interest and accretion	(29,156)	(28,288)
Foreign exchange gain (loss)	(18,550)	4,397
Income (loss) before income tax	58,826	57,728
Income tax (expense) recovery
Current	(49,226)	(67,029)
Deferred	1,819	4,443
Net income (loss)	$ 11,419	$ (4,858)
Earnings (loss) per share - basic (in USD per share)	$ 0.08	$ (0.04)
Weighted average shares outstanding, basic EPS (in shares)	136,735,317	108,162,090
Earnings (loss) per share - diluted (in USD per share)	$ 0.08	$ (0.25)
Weighted average shares outstanding, diluted EPS (in shares)	137,062,505	116,841,194